Long-Term Debt - Schedule of Future Principal Payments on the Long-term Debt (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Maturities of Long-Term Debt [Abstract]
2024	$ 4,261,221
2025	86,784
2026	9,196
Total Payments	4,357,201
Less: Unamortized debt issuance costs	(61,857)
Less: Current maturities of long-term debt	(4,199,362)	$ (129,057)
Long-term debt	$ 95,982	$ 2,652,611